Purchases and sales of subsidiaries, joint ventures, associates and other interests in businesses - Additional information (Detail) - USD ($)										1 Months Ended			12 Months Ended
	Dec. 21, 2018	Dec. 14, 2018	Aug. 01, 2018	Jun. 01, 2018	May 10, 2018	Sep. 01, 2017	Nov. 23, 2016	Jul. 20, 2016	Mar. 01, 2016	May 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Acquisitions And Disposals [Line Items]
Purchased amount										$ 194,000,000
Current trade receivables													$ 2,167,000,000	$ 2,314,000,000
Profit before taxation													18,167,000,000	12,816,000,000	$ 6,343,000,000
Disposals of subsidiaries, joint ventures, unincorporated joint operations, and associates													7,733,000,000	2,675,000,000	761,000,000
2018 Disposals [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount			$ 1,700,000,000
2017 disposals [member] | Yancoal Australia Limited [member]
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount						$ 2,690,000,000
Ownership interest in joint venture disposed						100.00%
Cash consideration for disposal						$ 2,450,000,000								2,540,000,000
Expected unconditional royalty payments to be received						$ 240,000,000
Unconditional guaranteed royalty payments received														$ 110,000,000
Unconditional guaranteed royalty received													90,000,000
Expected unconditional royalty payments													$ 40,000,000
2016 disposals [member] | New hope corporation limited [member]
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount									$ 617,000,000
Ownership interest in joint venture disposed									40.00%
2016 disposals [member] | SIMEC [member]
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount							$ 410,000,000
Cash received															$ 224,000,000
Simfer Jersey Limited [member] | Ordinary shares [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of purchased interest										53.00%
Non-controlling interest (%), Subsidiary													47.00%
Simfer S.A. [member]
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of purchased interest										4.25%
Non-controlling interest (%), Subsidiary													45.05%
Simfer S.A. [member] | 2016 disposals [member]
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of non-contributory shares								7.50%
Percentage of ordinary contributory shares upon second tranche								10.00%
Percentage of ordinary contributory shares								5.00%
Simfer S.A. [member] | Bottom of range [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of purchased interest										42.80%
Simfer S.A. [member] | Top of range [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of purchased interest										45.05%
Dunkerque Aluminium Smelter [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount		$ 500,000,000
Profit before taxation		$ 128,000,000
Proceeds from sale of a business													$ 385,000,000
Cash received from disposals													52,000,000
Grasberg [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount	$ 3,500,000,000
Gains on disposals of projects	2,146,000,000
Disposals of subsidiaries, joint ventures, unincorporated joint operations, and associates	$ 3,392,000,000
Grasberg [Member] | Copper and Gold Revenues [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Revenues, net of capital contribution.													$ 107,000,000
Carbone savoie [Member] | 2016 disposals [member] | Alandia industries [member]
Disclosure Of Acquisitions And Disposals [Line Items]
Ownership interest in cash generating units disposed												100.00%
Bougainville Copper Limited [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Non-controlling interest (%), Subsidiary														36.40%
Bougainville Copper Limited [Member] | Equity Trustees Limited [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount											$ 0
Percentage of share holding transferred											53.83%
Bougainville Copper Limited [Member] | Autonomous Bougainville Government [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of ownership shares distributed														36.40%
Bougainville Copper Limited [Member] | Independent State of Papua New Guinea [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of ownership shares distributed														17.40%
Lochaber [member] | 2016 disposals [member] | SIMEC [member]
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest disposed							100.00%
Elysis
Disclosure Of Acquisitions And Disposals [Line Items]
Cash investment in joint venture					$ 5,000,000
Fare value of patents					171,000,000
Fair value of intellectual property					$ 141,000,000
Whitehaven Coal Limited [Member] | 2018 Disposals [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount				$ 200,000,000
Ownership interest in joint venture disposed				75.00%
Cash received from disposals				$ 150,000,000
Gains on disposals of projects				195,000,000
Whitehaven Coal Limited [Member] | Due within 1 year [member] | 2018 Disposals [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Current trade receivables				$ 50,000,000
Hail Creek [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Profit before taxation			$ 1,141,000,000
Hail Creek [Member] | 2018 Disposals [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Ownership interest in joint venture disposed			82.00%
Net proceeds disposal of project			$ 1,545,000,000
Profit before taxation			$ 1,141,000,000
Valeria Project [Member] | 2018 Disposals [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Ownership interest in joint venture disposed			71.20%
Net proceeds disposal of project			$ 170,000,000
Valeria Project [Member] | 2018 Disposals [Member] | Land and Investments [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Net proceeds disposal of project			87,000,000
Profit before taxation			18,000,000
Valeria Project [Member] | 2018 Disposals [Member] | Undeveloped Properties [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Cash received from disposals			83,000,000
Profit before taxation			83,000,000
Kestrel Underground Coal Mine [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Profit before taxation			1,010,000,000
Kestrel Underground Coal Mine [Member] | 2018 Disposals [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount			$ 2,250,000,000
Ownership interest in joint venture disposed			80.00%
Net proceeds disposal of project			$ 2,270,000,000
Profit before taxation			$ 1,010,000,000